6. Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt Tables
Long - term liabilities
	December	December 31
	2014	2013

Vehicle loan	$32	$51
Equipment loan	15	27
Office term loan	134	171
	181	249
Less current portion	(73)	(65)

Balance	$108	$184